PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment
Property and equipment, gross	¥ 6,102,212	$ 857,835	¥ 5,995,132	$ 895,049	¥ 5,446,524
Less: accumulated depreciation	(3,751,541)	(527,383)	(3,545,473)	(529,325)	(3,082,421)
Property and equipment, net	2,350,671	330,452	2,449,659	365,724	2,364,103
Electronic equipment
Property, Plant and Equipment
Property and equipment, gross	5,652,799	794,658	5,545,846	827,973	5,123,149
Office equipment and fixtures
Property, Plant and Equipment
Property and equipment, gross	15,633	2,198	15,680	2,341	15,462
Data center machinery and equipment
Property, Plant and Equipment
Property and equipment, gross	269,082	37,827	269,082	40,173	144,328
Building
Property, Plant and Equipment
Property and equipment, gross	161,007	22,634	160,857	24,015	15,768
Construction in progress
Property, Plant and Equipment
Property and equipment, gross	¥ 3,691	$ 518	¥ 3,667	$ 547	¥ 147,817